PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited)
1
Voya SmallCap
Opportunities Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 95.3%
Consumer Discretionary : 14.7%
85,068  Camping World
Holdings, Inc. - Class A
$ 2,060,347
0.9
13,623
(1)
Cava Group, Inc.
1,687,209
0.8
36,680  Century Communities,
Inc.
3,777,306
1.7
45,210
Churchill Downs, Inc.
6,112,844
2.7
18,522
(1)
Five Below, Inc.
1,636,419
0.7
213,232
(1)
Genius Sports Ltd.
1,671,739
0.7
6,900  Installed Building
Products, Inc.
1,699,263
0.8
21,527
(1)(2)
Kura Sushi USA, Inc.
- Class A
1,734,215
0.8
25,605
(1)
Modine Manufacturing
Co.
3,400,088
1.5
23,906
Patrick Industries, Inc.
3,403,497
1.5
61,410
(1)
Skyline Champion
Corp.
5,824,738
2.6
33,007,665
14.7
Consumer Staples : 0.7%
18,159
(2)
MGP Ingredients, Inc.
1,511,737
0.7
Energy : 4.2%
304,862
(1)
Helix Energy Solutions
Group, Inc.
3,383,968
1.5
96,109  Northern Oil and Gas,
Inc.
3,403,220
1.5
37,045
(1)
Tidewater, Inc.
2,659,460
1.2
9,446,648
4.2
Financials : 4.5%
30,171
Moelis & Co. - Class A
2,067,015
0.9
12,248
Piper Sandler Cos.
3,476,105
1.5
41,232
(1)
Skyward Specialty
Insurance Group, Inc.
1,679,380
0.8
33,792  Western Alliance
Bancorp
2,922,670
1.3
10,145,170
4.5
Health Care : 25.7%
22,116
(1)
Addus HomeCare
Corp.
2,942,091
1.3
52,339
(1)
ADMA Biologics, Inc.
1,046,257
0.5
39,341
(1)
Alkermes PLC
1,101,155
0.5
73,655
(1)
Amicus Therapeutics,
Inc.
786,635
0.4
8,615
(1)
Arcellx, Inc.
719,439
0.3
26,407
(1)
Arrowhead
Pharmaceuticals, Inc.
511,504
0.2
23,581
(1)
Avidity Biosciences,
Inc.
1,083,075
0.5
8,174
(1)
Axsome Therapeutics,
Inc.
734,597
0.3
24,277
(1)
Biohaven Ltd.
1,213,122
0.5
90,449
(1)
BioLife Solutions, Inc.
2,264,843
1.0
27,843
Bio-Techne Corp.
2,225,491
1.0
14,559
(1)
Blueprint Medicines
Corp.
1,346,707
0.6
19,949
(1)(2)
Corcept Therapeutics,
Inc.
923,240
0.4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
76,415
(1)(2)
CorMedix, Inc.
$ 617,433
0.3
31,102
(1)
Crinetics
Pharmaceuticals, Inc.
1,589,312
0.7
17,345
(1)
Dyne Therapeutics,
Inc.
623,032
0.3
23,656
(1)
Edgewise
Therapeutics, Inc.
631,379
0.3
40,440
(1)
Exact Sciences Corp.
2,754,773
1.2
28,691
(1)
Halozyme
Therapeutics, Inc.
1,642,273
0.7
19,881
(1)
Ideaya Biosciences,
Inc.
629,830
0.3
31,986
(1)
Insmed, Inc.
2,334,978
1.0
7,880
(1)
Insulet Corp.
1,834,070
0.8
11,527
(1)
Keros Therapeutics,
Inc.
669,373
0.3
5,306
(1)
Krystal Biotech, Inc.
965,851
0.4
30,778
(1)
Lantheus Holdings,
Inc.
3,377,886
1.5
3,587
(1)
Madrigal
Pharmaceuticals, Inc.
761,233
0.3
25,985
(1)
Merit Medical Systems,
Inc.
2,568,098
1.1
22,595
(1)
Natera, Inc.
2,868,435
1.3
7,468
(1)
Nuvalent, Inc. - Class A
763,976
0.3
48,651
(1)
Option Care Health,
Inc.
1,522,776
0.7
59,895
(1)
PACS Group, Inc.
2,394,003
1.1
13,171
(1)
Repligen Corp.
1,960,108
0.9
22,971
(1)
Revolution Medicines,
Inc.
1,041,735
0.5
84,947  Select Medical
Holdings Corp.
2,962,102
1.3
41,600
Simulations Plus, Inc.
1,332,032
0.6
17,405
(1)
SpringWorks
Therapeutics, Inc.
557,656
0.3
6,769
(1)
Tenet Healthcare Corp.
1,125,008
0.5
14,923
(1)
Twist Bioscience Corp.
674,221
0.3
24,359
(1)
Vaxcyte, Inc.
2,783,503
1.2
57,883,232
25.7
Industrials : 16.1%
5,227
(1)
CACI International, Inc.
- Class A
2,637,335
1.2
16,234
(1)
Clean Harbors, Inc.
3,923,920
1.8
52,129
(1)
Construction Partners,
Inc. - Class A
3,638,604
1.6
52,846
Flowserve Corp.
2,731,610
1.2
38,661
FTAI Aviation Ltd.
5,138,047
2.3
37,269  Helios Technologies,
Inc.
1,777,731
0.8
17,953
Herc Holdings, Inc.
2,862,247
1.3
24,701
(1)
Kirby Corp.
3,024,144
1.3
5,641
(1)
MYR Group, Inc.
576,679
0.3
26,407
(1)
NV5 Global, Inc.
2,468,526
1.1
4,188
(1)
Saia, Inc.
1,831,245
0.8
21,212
(1)
SiteOne Landscape
Supply, Inc.
3,201,103
1.4

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya SmallCap
Opportunities Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
27,773
(2)
VSE Corp.
$ 2,297,660
1.0
36,108,851
16.1
Information Technology : 26.2%
34,486
(1)
ACI Worldwide, Inc.
1,755,337
0.8
25,960
(1)
Agilysys, Inc.
2,828,861
1.3
191,825
(1)(2)
Applied Digital Corp.
1,582,556
0.7
10,790
(1)
Axcelis Technologies,
Inc.
1,131,332
0.5
148,800
(1)
Couchbase, Inc.
2,398,656
1.1
8,101
(1)
CyberArk Software Ltd.
2,362,333
1.0
134,615
(1)
ExlService Holdings,
Inc.
5,135,562
2.3
48,691
(1)
Gitlab, Inc. - Class A
2,509,534
1.1
19,075
(1)
Globant SA
3,779,521
1.7
13,058
(1)
Guidewire Software,
Inc.
2,388,831
1.1
16,682
Littelfuse, Inc.
4,424,900
2.0
29,357
(1)
Lumentum Holdings,
Inc.
1,860,647
0.8
7,810
(1)
Onto Innovation, Inc.
1,621,044
0.7
45,288
(1)
Procore Technologies,
Inc.
2,795,175
1.2
30,351
(1)
Q2 Holdings, Inc.
2,421,099
1.1
72,302
(1)
Rambus, Inc.
3,052,590
1.3
132,277
(1)
SentinelOne, Inc.
- Class A
3,164,066
1.4
29,979  Silicon Motion
Technology Corp.,
ADR
1,820,924
0.8
22,203
(1)
SiTime Corp.
3,808,037
1.7
14,746
(1)
SPS Commerce, Inc.
2,863,231
1.3
78,335
(1)
Tower Semiconductor
Ltd.
3,467,107
1.5
8,541  Universal Display
Corp.
1,792,756
0.8
58,964,099
26.2
Materials : 3.2%
37,798
HB Fuller Co.
3,000,405
1.3
17,010
Innospec, Inc.
1,923,661
0.9
55,549
(1)
Summit Materials, Inc.
- Class A
2,168,078
1.0
7,092,144
3.2
Total Common Stock
(Cost $173,940,684)
214,159,546
95.3
EXCHANGE-TRADED FUNDS : 1.5%
34,311  SPDR S&P Biotech
ETF
3,389,927
1.5
Total Exchange-Traded
Funds
(Cost $2,659,739)
3,389,927
1.5
Total Long-Term
Investments
(Cost $176,600,423)
217,549,473
96.8
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 5.7%
Repurchase Agreements : 2.5%
1,557,359
(3)
Bethesda Securities,
Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,557,572,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.500%-
7.026%, Market Value
plus accrued interest
$1,588,506, due
10/01/27-01/01/57)
$ 1,557,359
0.7
1,557,359
(3)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,557,572,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.500%-
7.408%, Market Value
plus accrued interest
$1,588,506, due
05/01/26-08/20/74)
1,557,359
0.7
1,557,359
(3)
Marex Capital Markets
Inc., Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,557,572,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.750%-
5.500%, Market Value
plus accrued interest
$1,588,506, due
07/15/28-09/01/54)
1,557,359
0.7

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya SmallCap
Opportunities Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,010,529
(3)
MUFG Securities
Americas Inc.,
Repurchase
Agreement dated
09/30/2024, 4.870%,
due 10/01/2024
(Repurchase
Amount $1,010,664,
collateralized
by various U.S.
Government Agency
Obligations, 2.500%-
7.000%, Market Value
plus accrued interest
$1,030,740, due
03/01/42-09/01/53)
$ 1,010,529
0.4
Total Repurchase
Agreements
(Cost $5,682,606)
5,682,606
2.5
Time Deposits : 0.4%
150,000
(3)
Canadian Imperial
Bank of Commerce,
4.810
%,
10/01/2024 150,000
0.0
150,000
(3)
Landesbank
Hessen Thueringen
Girozentrale,
4.820
%,
10/01/2024 150,000
0.1
150,000
(3)
Mizuho Bank Ltd.,
4.820
%,
10/01/2024 150,000
0.0
150,000
(3)
Royal Bank of Canada,
4.830
%,
10/01/2024 150,000
0.1
150,000
(3)
Skandinaviska
Enskilda Banken AB,
4.810
%,
10/01/2024 150,000
0.1
150,000
(3)
Svenska
Handelsbanken AB,
4.810
%,
10/01/2024 150,000
0.1
Total Time Deposits
(Cost $900,000)
900,000
0.4
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 2.8%
6,313,000
(4)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.830%
(Cost $6,313,000) $ 6,313,000 2.8
Total Short-Term
Investments
(Cost $12,895,606)
$ 12,895,606
5.7
Total Investments in
Securities
(Cost $189,496,029) $ 230,445,079 102.5
Liabilities in Excess
of Other Assets (5,675,754) (2.5)
Net Assets $ 224,769,325 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of September 30, 2024.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya SmallCap
Opportunities Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock* $ 214,159,546 $ — $ — $ 214,159,546
Exchange-Traded Funds 3,389,927 — — 3,389,927
Short-Term Investments 6,313,000 6,582,606 — 12,895,606
Total Investments, at fair value $ 223,862,473 $ 6,582,606 $ — $ 230,445,079
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 45,377,373
Gross Unrealized Depreciation (4,428,323)
Net Unrealized Appreciation $ 40,949,050